INCOME TAXES - Schedule of (loss) income before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Total (loss) income before income taxes	¥ 106,067	$ 15,378	¥ (361,723)	¥ (806,227)
PRC
INCOME TAXES
Total (loss) income before income taxes	161,340		(342,944)	(739,036)
Hong Kong
INCOME TAXES
Total (loss) income before income taxes	(669)		(1,751)	(8,280)
Cayman Islands
INCOME TAXES
Total (loss) income before income taxes	(50,283)		(13,562)	(54,913)
Taiwan
INCOME TAXES
Total (loss) income before income taxes	(2,318)		(1,905)	(1,549)
Canada
INCOME TAXES
Total (loss) income before income taxes	¥ (2,003)		¥ (1,561)	¥ (2,449)